Deposits	12 Months Ended
Oct. 31, 2018
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Deposits
Note 13 Deposits

	As at
	October 31, 2018				October 31, 2017
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$135,101	$48,873	$86,180	$270,154	$134,184	$47,366	$78,663	$260,213
Business and government	238,617	8,606	287,148	534,371	229,337	9,520	266,808	505,665
Bank	8,750	299	23,472	32,521	8,587	158	15,012	23,757
	$382,468	$57,778	$396,800	$837,046	$372,108	$57,044	$360,483	$789,635
Non-interest-bearing (4)
Canada	$88,119	$5,086	$–	$93,205	$84,498	$4,871	$–	$89,369
United States	34,098	–	–	34,098	34,441	90	–	34,531
Europe (5)	564	–	–	564	616	–	–	616
Other International	5,495	5	–	5,500	6,059	5	–	6,064
Interest-bearing (4)
Canada	213,747	15,112	292,641	521,500	212,456	14,990	274,934	502,380
United States	2,478	33,099	67,211	102,788	847	32,263	55,840	88,950
Europe (5)	32,930	1,412	26,598	60,940	30,148	1,585	19,613	51,346
Other International	5,037	3,064	10,350	18,451	3,043	3,240	10,096	16,379
	$382,468	$57,778	$396,800	$837,046	$372,108	$57,044	$360,483	$789,635

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at October 31, 2018, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $309 billion, $20 billion, $38 billion and $32 billion, respectively (October 31, 2017 – $283 billion, $16 billion, $37 billion and $29 billion).
(5)	Europe includes the United Kingdom, Luxembourg and the Channel Islands.

The following table presents the contractual maturities of our term deposit liabilities.

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017
Within 1 year:
less than 3 months	$89,553	$71,841
3 to 6 months	59,109	41,221
6 to 12 months	80,773	82,588
1 to 2 years	51,798	52,033
2 to 3 years	45,550	40,400
3 to 4 years	21,127	30,062
4 to 5 years	23,863	18,745
Over 5 years	25,027	23,593
	$396,800	$360,483
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$335,000	$328,000

The following table presents the average deposit balances and average rates of interest.

	For the year ended
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars, except for percentage amounts)	Average balances	Average rates	Average balances	Average rates
Canada	$603,582	1.28%	$581,059	0.96%
United States	131,715	1.00	112,551	0.57
Europe	60,647	0.51	53,928	0.25
Other International	23,788	1.11	22,778	1.01
	$819,732	1.17%	$770,316	0.85%